Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

TDAM U.S. Government Portfolio

Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”) seeks maximum current income to the extent consistent with liquidity and preservation of capital and a stable price of $1.00 per share.

Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Portfolio

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the U.S. Government Portfolio’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The U.S. Government Portfolio is a money market fund. The U.S. Government Portfolio invests in high quality money market securities that TDAM USA Inc., the U.S. Government Portfolio’s investment manager (the “Investment Manager” or “TDAM”), believes present minimal credit risk. To be considered high quality, a security generally must be rated in one of the two highest credit-quality categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security). If unrated, the security must be determined by the Investment Manager to be of quality equivalent to securities in the two highest credit-quality categories.

Generally, money market securities are short-term debt obligations issued by banks, corporations or governments. Money market securities may be backed by loans, receivables or other assets or may be unsecured, and may include repurchase agreements.

The U.S. Government Portfolio invests primarily in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such obligations. The U.S. Government Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in government securities.

Risk [Heading]	rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Interest Rate Risk  — The income from the U.S. Government Portfolio will vary with changes in prevailing interest rates. The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally fall. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuation as a result of changes in interest rates. There may be a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

Credit Risk  — Fixed income investments involve credit risk. This is the risk that the issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its coupon or maturity in full on a timely basis. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the U.S. Government Portfolio may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit.

Prepayment Risk  — Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the U.S. Government Portfolio to reinvest assets in lower yielding securities.

Redemption Risk  — The Portfolio may experience heavy redemptions that could cause the Portfolio to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.

Regulatory Reform Risk  — Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the Investment Company Act of 1940, can impact the Portfolio. The SEC recently amended Rule 2a-7 and other rules and forms related to money market funds. These amendments have affected and will affect the manner in which the Portfolio and other money market funds are structured and operated, and may impact Portfolio expenses, returns and liquidity. The degree to which a money market fund is impacted by the rule amendments depends upon the type of fund and type of investors (e.g., retail or institutional). The amendments have staggered compliance dates. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. As a result of these amendments, the Portfolio may be required to take certain steps that will impact and may adversely affect the Portfolio and the precise nature of such impact and effects have not yet been determined.

Repurchase Agreements Risk  — Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The Portfolio will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Portfolio to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Portfolio could experience a loss.

An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the U.S. Government Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the U.S. Government Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio. The bar chart shows changes in the Investor Class’ performance from year to year. The table shows average annual total returns of the Investor Class of the U.S. Government Portfolio. Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future. For updated performance information, please call TD Ameritrade at (800) 669-3900 or visit TDAM at www.tdamusa.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Investor Class of the U.S. Government Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdamusa.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the U.S. Government Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year U.S. Government Portfolio — Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods covered by the bar chart, the highest and lowest quarterly returns were 1.11% (for the quarter ended 12/31/06) and 0.00% (for the quarter ended 3/31/15), respectively.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/15
TDAM U.S. Government Portfolio (First Prospectus Summary) | TDAM U.S. Government Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.14%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	$ 96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	$ 1,155
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	4.32%
Annual Return 2008	rr_AnnualReturn2008	1.46%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Label	rr_AverageAnnualReturnLabel	U.S. Government Portfolio — Investor Class	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	0.99%	[1]
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	0.01%

[1]	As of 12/31/15, the 7-day yield for the U.S. Government Portfolio — Investor Class was 0.01%.